Vanguard® PRIMECAP Core Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.6%)
Communication Services (5.1%)
*	Alphabet Inc. Class A	1,763,800	155,620
*	Alphabet Inc. Class C	1,389,200	123,264
*	T-Mobile US Inc.	473,700	66,318
*	Walt Disney Co.	631,235	54,842
	Activision Blizzard Inc.	659,350	50,473
	Nintendo Co. Ltd.	507,500	21,339
	Electronic Arts Inc.	154,850	18,919
*	Meta Platforms Inc. Class A	147,000	17,690
*	Charter Communications Inc. Class A	41,170	13,961
	Comcast Corp. Class A	178,538	6,243
*	Netflix Inc.	12,300	3,627
*	Altice USA Inc. Class A	688,200	3,166
			535,462
Consumer Discretionary (10.0%)
	Sony Group Corp. ADR	1,869,000	142,567
	TJX Cos. Inc.	1,604,600	127,726
	Ross Stores Inc.	1,042,080	120,954
*	Mattel Inc.	6,072,471	108,333
	Whirlpool Corp.	710,074	100,447
*	Alibaba Group Holding Ltd. ADR	879,700	77,493
*	CarMax Inc.	1,079,740	65,745
*	Dollar Tree Inc.	346,500	49,009
*	Royal Caribbean Cruises Ltd.	793,300	39,213
*	Tesla Inc.	239,400	29,489
	Marriott International Inc. Class A	184,290	27,439
*	Capri Holdings Ltd.	446,363	25,586
	Bath & Body Works Inc.	526,300	22,178
	Newell Brands Inc.	1,575,000	20,601
*	Victoria's Secret & Co.	546,933	19,569
	McDonald's Corp.	53,000	13,967
*	Burlington Stores Inc.	62,500	12,673
	Restaurant Brands International Inc.	151,200	9,778
*	Leslie's Inc.	511,100	6,241
*	Carnival Corp.	632,100	5,095
	Lowe's Cos. Inc.	25,000	4,981
*	Las Vegas Sands Corp.	79,600	3,826
*	O'Reilly Automotive Inc.	4,300	3,629
	MGM Resorts International	95,000	3,185
*	AutoZone Inc.	1,055	2,602
	Hilton Worldwide Holdings Inc.	13,800	1,744
*	Amazon.com Inc.	14,750	1,239

		Shares	Market Value ($000)
*	Norwegian Cruise Line Holdings Ltd.	68,440	838
			1,046,147
Consumer Staples (0.7%)
*	BJ's Wholesale Club Holdings Inc.	321,300	21,257
	Sysco Corp.	236,500	18,080
	Tyson Foods Inc. Class A	187,700	11,684
	Altria Group Inc.	246,124	11,250
	Mowi ASA	157,000	2,675
	Philip Morris International Inc.	15,500	1,569
	Kroger Co.	25,000	1,115
	Constellation Brands Inc. Class A	4,400	1,020
			68,650
Energy (3.3%)
	Pioneer Natural Resources Co.	690,173	157,628
	EOG Resources Inc.	329,021	42,615
	Valero Energy Corp.	311,900	39,568
	Hess Corp.	236,900	33,597
	Coterra Energy Inc.	1,037,050	25,480
	Cameco Corp.	982,000	22,262
*	Southwestern Energy Co.	2,000,000	11,700
*	TechnipFMC plc	666,800	8,128
*	Transocean Ltd. (XNYS)	1,237,200	5,642
	Schlumberger Ltd.	54,700	2,924
	Technip Energies NV	7,820	123
			349,667
Financials (8.6%)
	Raymond James Financial Inc.	1,806,005	192,972
	JPMorgan Chase & Co.	1,258,846	168,811
	Wells Fargo & Co.	4,042,400	166,911
	Northern Trust Corp.	1,130,350	100,025
	Goldman Sachs Group Inc.	274,800	94,361
	Evercore Inc. Class A	526,830	57,467
	Discover Financial Services	547,281	53,540
	CME Group Inc.	105,250	17,699
	Progressive Corp.	134,400	17,433
	Charles Schwab Corp.	129,434	10,777
	Marsh & McLennan Cos. Inc.	58,812	9,732
	US Bancorp	100,000	4,361
	Bank of America Corp.	129,059	4,274
	Morgan Stanley	22,800	1,938
			900,301
Health Care (29.0%)
	Eli Lilly & Co.	2,147,382	785,598
	AstraZeneca plc ADR	5,629,110	381,654
	Amgen Inc.	1,436,250	377,217
*	Biogen Inc.	1,203,577	333,295
	Thermo Fisher Scientific Inc.	337,250	185,720
	Novartis AG ADR	1,704,490	154,631
*	Boston Scientific Corp.	3,045,230	140,903
	Bristol-Myers Squibb Co.	1,857,370	133,638
	Zimmer Biomet Holdings Inc.	552,950	70,501
	Roche Holding AG	219,553	68,992
*	Elanco Animal Health Inc. (XNYS)	4,894,491	59,811
	CVS Health Corp.	618,460	57,634
*	LivaNova plc	737,100	40,939
	Agilent Technologies Inc.	257,110	38,476
	Abbott Laboratories	330,460	36,281

		Shares	Market Value ($000)
*	BioMarin Pharmaceutical Inc.	313,770	32,472
*	Illumina Inc.	89,910	18,180
[1]	Siemens Healthineers AG	358,277	17,871
*	IQVIA Holdings Inc.	84,222	17,256
	GSK plc ADR	413,200	14,520
	Stryker Corp.	55,820	13,647
	Humana Inc.	17,844	9,140
	Alcon Inc.	125,260	8,587
	Sanofi ADR	135,200	6,548
	Danaher Corp.	19,140	5,080
	UnitedHealth Group Inc.	8,489	4,501
	Medtronic plc	55,020	4,276
*	Waters Corp.	10,431	3,573
*	Zimvie Inc.	30,540	285
			3,021,226
Industrials (14.9%)
	AECOM	2,636,690	223,934
*	Southwest Airlines Co.	6,560,969	220,908
	Siemens AG (Registered)	1,507,549	207,818
	FedEx Corp.	995,900	172,490
	Jacobs Solutions Inc.	947,835	113,807
	United Parcel Service Inc. Class B	494,800	86,016
	Airbus SE	617,820	73,460
*	United Airlines Holdings Inc.	1,453,940	54,814
*	Delta Air Lines Inc.	1,498,060	49,226
	TransDigm Group Inc.	74,450	46,877
	General Dynamics Corp.	155,800	38,656
	Caterpillar Inc.	160,360	38,416
	Textron Inc.	491,990	34,833
*	American Airlines Group Inc.	2,195,400	27,925
	Union Pacific Corp.	121,500	25,159
*	XPO Inc.	573,500	19,092
	Carrier Global Corp.	460,000	18,975
	JB Hunt Transport Services Inc.	72,500	12,641
	Deere & Co.	28,140	12,065
*	GXO Logistics Inc.	281,100	12,000
	Otis Worldwide Corp.	145,500	11,394
	CSX Corp.	339,000	10,502
*	RXO Inc.	587,200	10,100
*	Saia Inc.	45,300	9,498
	L3Harris Technologies Inc.	34,000	7,079
	Rockwell Automation Inc.	25,650	6,607
	Knight-Swift Transportation Holdings Inc.	81,700	4,282
	AMETEK Inc.	10,000	1,397
			1,549,971
Information Technology (22.1%)
	Microsoft Corp.	1,110,840	266,402
	Texas Instruments Inc.	1,494,100	246,855
	KLA Corp.	613,770	231,410
	Intel Corp.	6,899,080	182,343
*	Flex Ltd.	8,401,290	180,292
	Applied Materials Inc.	1,084,100	105,570
	Micron Technology Inc.	1,710,800	85,506
	Oracle Corp.	1,038,000	84,846
	Visa Inc. Class A	353,090	73,358
	Analog Devices Inc.	446,040	73,164
	ASML Holding NV GDR (Registered)	130,000	71,032

		Shares	Market Value ($000)
	Intuit Inc.	179,950	70,040
	HP Inc.	2,483,373	66,728
	QUALCOMM Inc.	538,710	59,226
	Hewlett Packard Enterprise Co.	3,542,940	56,545
*	Adobe Inc.	159,100	53,542
	Cisco Systems Inc.	973,100	46,358
	NetApp Inc.	765,800	45,994
	Apple Inc.	313,000	40,668
	Telefonaktiebolaget LM Ericsson ADR	6,658,745	38,887
	Fidelity National Information Services Inc.	558,100	37,867
	Corning Inc.	905,200	28,912
	Jabil Inc.	401,500	27,382
*	Keysight Technologies Inc.	158,310	27,082
*	WEX Inc.	148,480	24,299
	Mastercard Inc. Class A	52,900	18,395
*	PayPal Holdings Inc.	220,550	15,708
	Teradyne Inc.	167,040	14,591
*	Western Digital Corp.	374,400	11,812
	Seagate Technology Holdings plc	176,900	9,307
	NVIDIA Corp.	37,870	5,534
*	BlackBerry Ltd.	1,276,500	4,161
*	Ciena Corp.	57,000	2,906
			2,306,722
Materials (1.8%)
	Albemarle Corp.	296,365	64,270
	Glencore plc	8,151,481	54,359
	DuPont de Nemours Inc.	340,400	23,362
	Corteva Inc.	276,493	16,252
	Freeport-McMoRan Inc.	383,200	14,562
	Dow Inc.	238,000	11,993
	Linde plc	9,200	3,001
	Greif Inc. Class B	24,000	1,877
			189,676
Real Estate (0.1%)
	American Homes 4 Rent Class A	222,000	6,691
Total Common Stocks (Cost $4,909,116)			9,974,513
Temporary Cash Investments (4.6%)
Money Market Fund (4.6%)
[2]	Vanguard Market Liquidity Fund, 4.334% (Cost $476,488)	4,766,603	476,613
Total Investments (100.2%) (Cost $5,385,604)			10,451,126
Other Assets and Liabilities—Net (-0.2%)			(19,727)
Net Assets (100%)			10,431,399
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $17,871,000, representing 0.2% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,527,876	446,637	—	9,974,513
Temporary Cash Investments	476,613	—	—	476,613
Total	10,004,489	446,637	—	10,451,126